Document and Entity Information	Oct. 05, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	EATON VANCE INVESTMENT TRUST
Central Index Key	0000779991
Amendment Flag	false
Document Creation Date	Oct. 05, 2015
Document Effective Date	Oct. 05, 2015
Prospectus Date	Aug. 01, 2015
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EXMAX
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	EZMAX
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EMAIX
Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EXNAX
Eaton Vance National Limited Maturity Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	ELNAX
Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	EZNAX
Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EINAX
Eaton Vance New York Limited Maturity Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EXNYX
Eaton Vance New York Limited Maturity Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	EZNYX
Eaton Vance New York Limited Maturity Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	ENYIX